Corporate information	12 Months Ended
Dec. 31, 2023
Corporate Information
Corporate information

1. Corporate information

Vale S.A. (the “Parent Company”) is a public company headquartered in the city of Rio de Janeiro, Brazil. Vale’s share capital consists of common shares, traded on the stock exchange.

In Brazil, Vale's common shares are listed on B3 under the code VALE3. The Company also has American Depositary Receipts (ADRs), with each representing one common share, traded on the New York Stock Exchange (NYSE) under the code VALE. Additionally, the shares are traded on LATIBEX under the code XVALO, which is an unregulated electronic market established by the Madrid Stock Exchange for the trading of Latin American securities. The Company's shareholding structure is disclosed in note 30.

Vale, together with its subsidiaries (“Vale” or the “Company”), is one of the world's largest producers of iron ore and nickel. The Company also produces iron ore pellets and copper. Nickel and copper concentrates contain by-products such as platinum group metals (PGM), gold, silver, and cobalt. Most of the Company’s products are sold to international markets, through the Company's main trading Company, Vale International S.A. (“VISA”), a wholly owned subsidiary located in Switzerland.

The Company is engaged in greenfield mineral exploration in six countries, including Brazil, USA, Canada, Chile, Peru and Indonesia. It also operates extensive logistics systems in Brazil and other regions worldwide, including railways, maritime terminals, and ports integrated with mining operations. Additionally, the Company has distribution centers to support its iron ore shipments globally.

As part of its strategy, Vale also holds investments in energy businesses through associates and joint ventures to meet energy consumption needs through renewable sources.

The Company also used to produce and sell thermal and metallurgical coal until April 2022, when Vale concluded the sale of this operation. The results from the coal operation by the closing of the disposal process are presented in these financial statements as “discontinued operations”. Further details in note 16(l).

The Company's operations are organized into two operational segments: "Iron Ore Solutions" and "Energy Transition Metals" (note 4).

Iron Ore Solutions – Comprise iron ore extraction and iron ore pellet production, as well as the north, south, and southeast transportation corridors in Brazil, including railways, ports and terminals linked to mining operations.

•	Iron ore: Currently, Vale operates three systems in Brazil for the production and distribution of iron ore. The Northern System (Carajás, State of Pará, Brazil) is fully integrated and comprises three mining complexes and a maritime terminal. The Southeast System (Quadrilátero Ferrífero, Minas Gerais, Brazil) is fully integrated, consisting of three mining complexes, a railway, a maritime terminal, and a port. The Southern System (Quadrilátero Ferrífero, Minas Gerais, Brazil) consists of two mining complexes and two maritime terminals. In July 2022, the Company concluded the sale of the Midwestern System (note 16g).

•	Iron ore pellets: Vale operates six pelletizing plants in Brazil and two in Oman.

•	Manganese: In January 2022, the Company concluded the sale of its ferroalloy operations and, therefore, Vale is no longer a producer of manganese (note 16i).

Energy Transition Metals – Includes the production of nickel, copper and its by-products. In 2023, the Company transferred the assets related to this segment to a new entity, "Vale Base Metals Limited." In July 2023, Vale entered into agreements with Manara Minerals and Engine No. 1 to sell a minority stake in this business, in line with its strategy for this segment (notes 3 and 16c).

•	Nickel: The Company's primary nickel operations are conducted by Vale Canada Limited ("Vale Canada"), which owns mines and processing plants in Canada and Indonesia and nickel refining facilities in the United Kingdom and Japan. In November 2023, the Company signed an agreement for the divestment of PT Vale Indonesia Tbk ("PTVI"), which will result in the loss of control over this operation (note 16b). Vale also has nickel operations in Onça Puma, located in the State of Pará.

•	Copper: In Brazil, Vale produces copper concentrates at Sossego and Salobo in Carajás, State of Pará. In Canada, Vale produces copper concentrates and copper cathodes associated with its nickel mining operations in Sudbury (located in Ontario), Voisey’s Bay (located in Newfoundland and Labrador), and Thompson (located in Manitoba).

•	Cobalt, PGM, and other precious metals: The ore extracted by Vale Canada in Sudbury yields cobalt, PGMs (Platinum Group Metals), silver, and gold as by-products, which are processed at refining facilities in Port Colborne, Ontario. In Canada, Vale Canada also produces refined cobalt at its Long Harbour facilities in Newfoundland and Labrador. The copper operations in Sossego and Salobo in Brazil also yield silver and gold as by-products.